Share Based Compensation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 02, 2022 $ / shares	Apr. 14, 2022 shares	Dec. 31, 2019	Jan. 31, 2023 shares	Aug. 28, 2022 shares	Oct. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Mar. 10, 2023 shares	Jul. 05, 2021 shares
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)							182,593	182,593
Shares (in Shares)					4,700,000
Granted to employees year term							4 years	4 years
Options purchase (in Shares)				4,000,000
Minimum [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements							0 years	0 years	0 years		0 years
Maximum [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements							4 years	4 years	4 years		4 years
Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)		2,800,000				1,105,300
Shares issued (in Shares)														1,885,300
Exercise price per share (in Dollars per share) | $ / shares	$ 0.4
Subsequent Event [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)													13,000,000
Employees [Member]
Share Based Compensation (Details) [Line Items]
Total fair value of the equity awards vested							¥ 8,628	$ 1,251	¥ 17,912		¥ 11,725
Total unrecognized employee share-based compensation expense							¥ 1,512	$ 219
Weighted-average period							1 year 29 days	1 year 29 days
Non Employees [Member]
Share Based Compensation (Details) [Line Items]
Related option agreements			8 years 4 months 24 days
Total fair value of the equity awards vested							¥ 4,955	$ 718	¥ 10,561		¥ 6,037
Two Zero One Nine Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Share options purchase (in Shares)							4,517,407	4,517,407	889,614		650,000
Exercise price per share (in Dollars per share) | $ / shares								$ 0		$ 0		$ 3.78
Exercise price per share (in Dollars per share) | $ / shares								$ 0.05		$ 7.56		$ 12
Exercise prices terms year							10 years	10 years	10 years	10 years	10 years	10 years